Investments in affiliated companies and joint ventures	6 Months Ended
Jun. 30, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

10           Investments in affiliated companies and joint ventures

	June 30, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
				Net income (loss) of the			Three-month period ended			Six-month period ended		Three-month period ended			Six-month period ended
	Participation in capital (%)		Net equity	period	June 30, 2012	December 31, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	333	17	170	173	3	6	15	9	23	26	—	22	26	22
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	248	62	126	115	29	2	5	31	8	11	—	20	11	20
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	198	30	100	78	8	7	8	15	18	10	—	17	10	17
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	119	14	61	80	1	6	15	7	25	18	—	—	18	—
Minas da Serra Geral SA - MSG	50.00	50.00	52	6	26	29	(3)	3	(5)	—	(4)	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,144	697	626	528	140	209	278	349	485	—	—	225	—	475
Baovale Mineração SA - BAOVALE	50.00	50.00	58	4	29	35	2	—	2	2	4	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	91	1	23	23	—	—	1	—	—	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	115	(18)	51	48	(7)	(2)	—	(9)	(1)	—	—	—	—	—
					1,212	1,109	173	231	319	404	558	65	—	284	65	534
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,258	134	314	282	16	18	18	34	42	—	60	—	60	—
Shandong Yankuang International Company Ltd	25.00	25.00	(195)	(26)	(49)	(43)	(3)	(4)	(4)	(7)	(9)	—	—	—	—	—
					265	239	13	14	14	27	33	—	60	—	60	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	299	26	120	144	4	7	1	11	3	—	—	—	—	—
					120	144	4	7	1	11	3	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	467	(6)	233	234	(2)	(1)	(2)	(3)	(7)	—	—	—	—	—
					233	234	(2)	(1)	(2)	(3)	(7)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	6	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	76	4	19	4	1	—	—	1	—	—	—	—	—	—
Others (3)	—	—	—	—	—	1	—	—	—	—	—	—	—	—	—	—
					25	11	1	—	—	1	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	14,418	127	3,172	3,227	—	28	50	28	50	47	—	52	47	52
					3,172	3,227	—	28	50	28	50	47	—	52	47	52
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	278	(42)	93	114	(4)	(10)	(2)	(14)	(2)	—	—	—	—	—
MRS Logística SA	46.75	47.59	1,182	126	560	551	19	40	35	59	71	—	—	7	—	7
					653	665	15	30	33	45	69	—	—	7	—	7
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	352	30	176	161	9	6	7	15	13	—	—	—	—	—
CSP - Companhia Siderurgica do PECEM	50.00	50.00	903	(3)	452	267	(1)	(1)	—	(2)	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,623	(317)	1,511	1,607	(46)	(39)	(10)	(85)	(18)	—	—	—	—	—
					2,139	2,035	(38)	(34)	(3)	(72)	(5)	—	—	—	—	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	721	(11)	65	75	(1)	—	—	(1)	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	188	(76)	110	145	(8)	(32)	(6)	(40)	(15)	—	—	—	—	—
Others	—	—	—	—	179	209	1	—	—	1	—	—	—	—	—	—
					354	429	(8)	(32)	(6)	(40)	(15)	—	—	—	—	—
Total					8,173	8,093	158	243	406	401	686	112	60	343	172	593

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 54 in June 30, 2012 and US$58 in December, 2011.

(3) Available for sale.